Long-term debt, net - Deferred Financing Costs and Debt Discounts (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Total deferred financing costs and debt discount, net	$ 8,405	$ 7,479	$ 113
Revolving credit facility | Line of Credit
Debt Instrument [Line Items]
Debt issuance costs	2,245	1,219	447
Accumulated amortization of debt issuance costs	105	541	334
Net deferred costs - Revolving credit facility	2,140	678	113
Second Lien Notes
Debt Instrument [Line Items]
Total deferred financing costs and debt discount, net		6,801	0
Second Lien Notes | Senior Notes
Debt Instrument [Line Items]
Debt issuance costs	3,868	3,868	0
Accumulated amortization of debt issuance costs	340	38	0
Net deferred costs - Revolving credit facility	3,528	3,830	0
Debt discount	3,000	3,000	0
Accumulated amortization of debt discount	(263)	(29)	0
Total deferred financing costs and debt discount, net	$ 6,265	$ 6,801	$ 0